FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Breakdown of swaps (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments break down of swaps
Total	R$ (12,676)	R$ (5,564)
(Net) result of transactions with derivatives	(12,690)	R$ 2,034
2022
Derivative financial instruments break down of swaps
Total	1,913
2023
Derivative financial instruments break down of swaps
Total	5,462
2024
Derivative financial instruments break down of swaps
Total	5,136
2025
Derivative financial instruments break down of swaps
Total	4,813
2026
Derivative financial instruments break down of swaps
Total	4,482
2027 onwards
Derivative financial instruments break down of swaps
Total	(34,482)
Foreign currency x CDI
Derivative financial instruments break down of swaps
Total	(4,559)
Foreign currency x CDI | 2022
Derivative financial instruments break down of swaps
Total	(4,559)
IPCA x CDI
Derivative financial instruments break down of swaps
Total	(8,233)
IPCA x CDI | 2022
Derivative financial instruments break down of swaps
Total	6,356
IPCA x CDI | 2023
Derivative financial instruments break down of swaps
Total	5,462
IPCA x CDI | 2024
Derivative financial instruments break down of swaps
Total	5,136
IPCA x CDI | 2025
Derivative financial instruments break down of swaps
Total	4,813
IPCA x CDI | 2026
Derivative financial instruments break down of swaps
Total	4,482
IPCA x CDI | 2027 onwards
Derivative financial instruments break down of swaps
Total	(34,482)
NDF US$ x Fixed rate
Derivative financial instruments break down of swaps
Total	116
NDF US$ x Fixed rate | 2022
Derivative financial instruments break down of swaps
Total	R$ 116